UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA           May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $1,683,683
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-06345      Peninsula Investment Partners, LP

2.       028-10690      Peninsula Capital Appreciation, LLC

                                                         FORM 13F INFORMATION TABLE
                                                        Peninsula Capital Advisors, LLC
                                                                 March 31, 2011

COLUMN 1                     COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8

                                                           VALUE      SHRS OR     SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT     PRN CALL   DISCRETION  MNGRS  SOLE    SHARED  NONE
CINCINNATI BELL INC NEW           COM          171871106      53,064  19,800,000  SH           SHARED    1, 2   19,800,000
COGENT COMM GROUP INC           COM NEW        19239V302      57,000   4,000,000  SH           SHARED    1, 2    4,000,000
DAVITA INC                        COM          23918K108     367,693   4,300,000  SH           SHARED    1, 2    4,300,000
DIRECTV                         COM CL A       25490A101     327,600   7,000,000  SH           SHARED    1, 2    7,000,000
FIBERTOWER CORP                 COM NEW        31567R209      13,728   6,830,000  SH           SHARED    1, 2    6,830,000
GRACE W R & CO DEL NEW            COM          38388F108     412,215  10,765,600  SH           SHARED    1, 2   10,765,600
LIBERTY MEDIA CORP NEW       CAP COM SER A     53071M302     228,377   3,100,000  SH           SHARED    1, 2    3,100,000
TIVO INC                          COM          888706108       7,656     875,000  SH           SHARED    1, 2      875,000
VALASSIS COMMUNICATIONS INC       COM          918866104     145,700   5,000,000  SH           SHARED    1, 2    5,000,000
WSFS FINL CORP                    COM          929328102      70,650   1,500,000  SH           SHARED    1, 2    1,500,000
                                                           1,683,683


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